Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation Abstract
Schedule of income tax provision
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expenses	2,637,319	839,107	2,465,462	353,999
Deferred income tax (benefits)/expenses	(1,002,390)	864,072	116,755	16,764
Total income tax expenses	1,634,929	1,703,179	2,582,217	370,763

Schedule of income / (loss) before provision for income taxes
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Income / (loss) before provision for income taxes is attributable to the following geographic locations:
PRC	4,728,447	12,016,517	8,630,868	1,239,248
Foreign	(46,390)	(89,670)	(4,670,754)	(670,642)
Total Income before Income Taxes	4,682,057	11,926,847	3,960,114	568,606

Schedule of reconciliation between the provision for income taxes
	For the years ended December 31,
	2020	2021	2022

PRC statutory income tax rate	25.0%	25.0%	25.0%
Impact of different tax rates in other jurisdictions	0.0%	0.0%	22.3%
Effect of preferential tax rate	(2.3)%	(6.4)%	53.3%
Non-deductible (Non-taxable) items	1.5%	0.9%	0.9%
Effect of additional R&D deduction	0.0%	0.0%	(9.0)%
Tax effect on deferred offering costs	0.0%	(1.9)%	(32.3)%
Change in valuation allowance	10.7%	(3.3)%	5.0%
Effective tax rate	34.9%	14.3%	65.2%

Schedule of deferred tax assets and deferred tax liability
	As of
	December 31, 2021	December 31, 2022
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	1,724,529	1,750,257	251,308
Bad debt provision	39,337	96,568	13,866
Less: Valuation allowance	(1,625,548)	(1,825,262)	(262,078)
Deferred tax assets, net of valuation allowance	138,318	21,563	3,096

Schedule of net operating loss carry forward
For the fiscal years ended December 31,	Amounts
2023	1,624,913
2024	2,206,569
2025	3,216,362
2026	395,107
2027	12,468,752
19,911,703

Schedule of taxes payable
	As of
	December 31, 2021	December 31, 2022
	RMB	RMB	US$
Income tax payable	1,820,229	1,768,285	253,896
VAT and other taxes payable	525,685	362,148	51,998
Total taxes payable	2,345,914	2,130,433	305,894